Note 3 - Earnings Per Share	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

3. Earnings per Share

Earnings per share for fiscal years 2023, 2022 and 2021 are as follows (in thousands, except per share amounts):

	Fiscal Year:
	2023	2022	2021

Basic
Net earnings	$33,138	$51,007	$126,100
Deduct preferred stock dividends	23	23	23
Undistributed earnings	33,115	50,984	126,077
Earnings attributable to participating preferred shareholders	109	196	493
Earnings attributable to common shareholders	$33,006	$50,788	$125,584
Weighted average common shares outstanding	7,796	8,707	9,088
Basic earnings per common share	$4.23	$5.83	$13.82
Diluted
Earnings attributable to common shareholders	$33,006	$50,788	$125,584
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$33,026	$50,808	$125,604
Weighted average common shares outstanding-basic	7,796	8,707	9,088
Additional shares to be issued related to the equity compensation plan	7	4	3
Additional shares to be issued under full conversion of preferred stock	67	67	67
Total shares for diluted	7,870	8,778	9,158
Diluted earnings per share	$4.20	$5.79	$13.72